Segmented and Geographic Information and Major Customers (Details Narrative)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Galena Complex [Member]
Statement [Line Items]
Customer revenues percentage	57.00%	45.00%	55.00%	48.00%
Cosala Operations [Member]
Statement [Line Items]
Customer revenues percentage	43.00%	51.00%	45.00%	50.00%